DESCRIPTION OF THE PLAN - Vesting (Details)	12 Months Ended
Dec. 31, 2025
AbbVie Savings Plan | Less than 2 years
DESCRIPTION OF THE PLAN
Matching contributions, Vesting Percentage	0.00%
AbbVie Savings Plan | 2 years or more
DESCRIPTION OF THE PLAN
Matching contributions, Vesting Percentage	100.00%
AbbVie Savings Plan | Less than 1
DESCRIPTION OF THE PLAN
Annual contributions, Vesting Percentage	0.00%
AbbVie Savings Plan | 1
DESCRIPTION OF THE PLAN
Annual contributions, Vesting Percentage	20.00%
AbbVie Savings Plan | 2
DESCRIPTION OF THE PLAN
Annual contributions, Vesting Percentage	40.00%
AbbVie Savings Plan | 3
DESCRIPTION OF THE PLAN
Annual contributions, Vesting Percentage	60.00%
AbbVie Savings Plan | 4
DESCRIPTION OF THE PLAN
Annual contributions, Vesting Percentage	80.00%
AbbVie Savings Plan | 5 or more
DESCRIPTION OF THE PLAN
Annual contributions, Vesting Percentage	100.00%
AbbVie Puerto Rico Savings Plan | Less than 2 years
DESCRIPTION OF THE PLAN
Matching contributions, Vesting Percentage	0.00%
AbbVie Puerto Rico Savings Plan | 2 years or more
DESCRIPTION OF THE PLAN
Matching contributions, Vesting Percentage	100.00%
AbbVie Puerto Rico Savings Plan | Less than 1
DESCRIPTION OF THE PLAN
Annual contributions, Vesting Percentage	0.00%
AbbVie Puerto Rico Savings Plan | 1
DESCRIPTION OF THE PLAN
Annual contributions, Vesting Percentage	20.00%
AbbVie Puerto Rico Savings Plan | 2
DESCRIPTION OF THE PLAN
Annual contributions, Vesting Percentage	40.00%
AbbVie Puerto Rico Savings Plan | 3
DESCRIPTION OF THE PLAN
Annual contributions, Vesting Percentage	60.00%
AbbVie Puerto Rico Savings Plan | 4
DESCRIPTION OF THE PLAN
Annual contributions, Vesting Percentage	80.00%
AbbVie Puerto Rico Savings Plan | 5 or more
DESCRIPTION OF THE PLAN
Annual contributions, Vesting Percentage	100.00%